Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Argentina — 1.1%
Arcor SAIC, 6.00%, 07/06/23 (Call 03/18/22)(b)	$525	$510,333
Arcos Dorados Holdings Inc., 5.88%, 04/04/27 (Call 04/04/22)(b)(c)	400	408,450
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)(c)	200	180,120
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 03/02/22)(b)(c)	650	512,403
Pampa Energia SA, 7.50%, 01/24/27 (Call 03/02/22)(b)	600	507,150
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/02/22)(b)(d)	266	76,431
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(b)	450	402,750
YPF SA
6.95%, 07/21/27(b)	785	505,246
7.00%, 12/15/47 (Call 06/15/47)(b)	500	300,000
8.50%, 07/28/25(b)	1,045	789,498
8.75%, 04/04/24(b)	730	660,787
YPF Sociedad Anonima
1.50%, 09/30/33 (Call 03/30/33)(b)(e)	600	301,500
2.50%, 06/30/29 (Call 12/30/28)(b)(e)	825	487,781
4.00%, 02/12/26 (Call 11/12/25)(b)(e)	700	568,680
		6,211,129
Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(b)	600	591,750
BBK BSC, 5.50%, 07/09/24(b)	400	412,075
GFH Sukuk Ltd., 7.50%, 01/28/25(b)	600	594,036
		1,597,861
Barbados — 0.1%
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	400	405,000

Brazil — 5.4%
Acu Petroleo Luxembourg Sarl, 7.50%, 01/13/32 (Call 01/13/27)(f)	250	242,875
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(b)	150	153,216
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)(b)	200	199,375
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)(b)	150	158,475
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(f)	200	180,538
B2W Digital Lux Sarl, 4.38%, 12/20/30 (Call 09/20/30)(b)(c)	200	175,325
B3 S.A. Brasil Bolsa Balcao, 4.13%, 09/20/31(b)	400	369,950
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(b)	200	200,340
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(b)	200	187,850
4.50%, 01/10/25 (Call 12/10/24)(b)(c)	400	402,575
Banco do Brasil SA/Cayman
3.25%, 09/30/26(b)	400	388,575
4.63%, 01/15/25(b)	400	415,700
4.75%, 03/20/24(b)	400	415,325
4.88%, 04/19/23(b)	200	206,680
6.25%, (Call 04/15/24)(b)(g)(h)	400	394,750
9.00%, (Call 06/18/24)(b)(g)(h)	400	426,500
9.25%, (Call 04/15/23)(b)(h)	200	209,950
Banco Votorantim SA, 4.38%, 07/29/25(b)	200	204,000
Braskem Finance Ltd., 6.45%, 02/03/24(c)	200	216,225
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	400	412,550
4.50%, 01/31/30(b)	400	406,250
5.88%, 01/31/50(b)	200	216,787
8.50%, 01/23/81 (Call 10/24/25)(b)(h)	200	228,600
Security	Par (000)	Value

Brazil (continued)
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(b)	$200	$196,600
5.75%, 09/21/50 (Call 03/21/50)(b)	200	187,913
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(b)	200	221,537
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)	400	384,600
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 02/28/22)(b)	200	206,250
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(b)	400	411,325
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(b)	400	417,756
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(b)	200	188,850
7.63%, 04/17/26 (Call 04/17/22)(b)	200	208,287
Embraer Netherlands Finance BV
5.05%, 06/15/25(c)	227	232,718
5.40%, 02/01/27	250	255,781
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(c)	200	218,770
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23)(b)	200	213,000
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(b)	200	185,500
Gol Finance SA
7.00%, 01/31/25 (Call 02/28/22)(b)	150	129,236
8.00%, 06/30/26 (Call 12/24/22)(b)	200	184,850
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(b)	200	256,975
Guara Norte Sarl, 5.20%, 06/15/34(b)	192	179,290
Hidrovias International Finance SARL, 4.95%, 02/08/31 (Call 02/08/26)(b)	200	181,750
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 02/28/22)(b)	200	174,000
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(b)	200	200,850
4.50%, 11/21/29 (Call 11/21/24)(b)(c)(h)	600	591,487
4.63%, (Call 02/27/25)(b)(g)(h)	200	185,690
5.13%, 05/13/23(b)(c)	200	207,660
6.13%, (Call 12/12/22)(b)(g)(h)	200	197,815
6.50%, (Call 03/19/23)(b)(c)(g)(h)	200	200,413
JBS Finance Luxembourg Co., 3.63%, 01/15/32 (Call 01/15/27)(b)(c)	600	569,250
JBS Finance Luxembourg Sarl, 2.50%, 01/15/27 (Call 12/15/26)(f)	200	194,300
JBS USA Food Co., 5.75%, 01/15/28(b)	200	210,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(c)(f)	100	93,948
3.75%, 12/01/31 (Call 12/01/26)(b)	100	97,580
JSM Global Sarl, 4.75%, 10/20/30 (Call 07/20/30)(b)	200	178,750
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(b)	200	179,276
5.75%, 04/03/29 (Call 01/03/29)(b)(c)	200	214,224
7.00%, 04/03/49 (Call 10/03/48)(b)	200	217,776
Light Servicos Energia Co., 4.38%, 06/18/26 (Call 06/18/24)(b)(c)	200	196,160
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(b)	600	550,116
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	400	381,600
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)(b)	400	370,000
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(b)	200	176,038
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(b)	200	194,185
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(b)	200	214,030
7.00%, 05/14/26 (Call 05/14/22)(b)	200	208,700
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(b)	600	621,000
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 02/28/22)(b)(i)	268	143,508

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 02/28/22)(b)(j)	$400	$2,400
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 02/28/22)(b)(c)(i)	287	56,966
OI Movel SA, 8.75%, 07/30/26 (Call 07/30/24)(b)	200	204,500
Oi SA, 10.00%, (12.00% PIK), 07/27/25(i)	450	373,500
Petrobras Global Finance BV
5.09%, 01/15/30(c)	450	456,300
5.30%, 01/27/25(c)	250	266,141
5.50%, 06/10/51 (Call 12/10/50)	250	219,656
5.60%, 01/03/31 (Call 10/03/30)(c)	450	463,950
5.75%, 02/01/29(c)	250	263,810
6.00%, 01/27/28(c)	400	426,680
6.25%, 03/17/24	100	107,415
6.75%, 01/27/41(c)	300	312,525
6.75%, 06/03/50 (Call 12/03/49)	250	249,734
6.85%, 06/05/2115(c)	600	567,900
6.88%, 01/20/40(c)	248	261,888
6.90%, 03/19/49	300	305,700
7.25%, 03/17/44(c)	150	159,675
7.38%, 01/17/27(c)	350	398,475
8.75%, 05/23/26(c)	100	120,050
Petrorio Luxembourg SARL, 6.13%, 06/09/26 (Call 06/09/24)(b)	200	196,538
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)(c)	200	216,100
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(b)	400	400,150
Rumo Luxembourg Sarl, 5.25%, 01/10/28 (Call 01/10/24)(b)	200	204,788
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(b)	200	177,475
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	200	219,225
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(b)(c)	200	167,975
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	350	323,750
3.75%, 01/15/31 (Call 10/15/30)	500	487,281
5.00%, 01/15/30 (Call 10/15/29)	400	425,500
6.00%, 01/15/29 (Call 10/15/28)	400	449,180
7.00%, 03/16/47 (Call 09/16/46)(b)	200	240,975
Ultrapar International SA
5.25%, 10/06/26(b)	200	208,700
5.25%, 06/06/29(b)	200	203,100
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(b)(c)	200	212,225
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(b)	200	205,337
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(c)	400	404,000
6.25%, 08/10/26	400	456,788
6.88%, 11/21/36	400	507,520
6.88%, 11/10/39(c)	250	321,081
Vale SA, 5.63%, 09/11/42	200	228,162
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(b)	200	188,375
		29,303,245
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(c)(f)	400	392,500

Chile — 4.1%
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(b)(h)	600	603,780
Agrosuper SA, 4.60%, 01/20/32(f)	400	404,460
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(f)	1,000	910,250
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(b)	400	371,500
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(f)	400	387,000
Security	Par (000)	Value

Chile (continued)
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(f)	$200	$193,000
3.50%, 10/12/27(b)(c)	800	843,650
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(b)(c)	600	607,987
3.18%, 10/26/31 (Call 07/28/31)(c)(f)	400	395,620
3.18%, 10/26/31 (Call 07/28/31)(b)	150	148,358
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(b)(c)	400	413,500
4.25%, 04/30/29 (Call 01/30/29)(b)	400	413,950
4.50%, 08/01/24 (Call 05/01/24)	400	417,325
5.15%, 01/29/50 (Call 07/29/49)(b)	400	429,040
5.50%, 04/30/49 (Call 10/30/48)(b)(c)	600	662,362
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)(c)	1,000	1,050,500
5.15%, 02/12/25 (Call 11/12/24)(b)(c)	400	426,200
Cia Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(f)	400	395,000
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(b)	800	772,150
3.15%, 01/19/32 (Call 10/19/31)(f)	400	380,700
3.95%, 10/11/27 (Call 07/11/27)(b)	400	412,500
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(f)	600	565,987
4.75%, 08/01/26 (Call 05/03/26)(b)	800	846,400
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	500	525,263
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	800	870,650
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)(b)	800	707,008
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	400	390,640
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(f)	600	580,500
GNL Quintero SA, 4.63%, 07/31/29(b)	882	916,483
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(b)	400	145,200
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	1,200	1,231,350
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(b)	400	376,075
3.85%, 01/13/30 (Call 10/13/29)(b)	400	403,140
4.38%, 04/04/27(b)(c)	600	640,050
4.75%, 09/15/24 (Call 06/15/24)(b)	400	419,325
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(b)	400	409,825
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 02/28/22)(b)	400	410,884
NagaCorp Ltd., 7.95%, 07/06/24 (Call 07/06/22)(b)	600	556,425
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51 (Call 03/10/51)(f)	600	547,560
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(f)	400	384,575
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(b)	600	609,000
		22,175,172
China — 7.9%
Agile Group Holdings Ltd., 8.38%, (Call 12/04/23)(b)(g)(h)	200	52,000
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(b)	200	195,244
Agricultural Bank of China Ltd./New York, 0.85%, 01/19/24(b)	200	196,820
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(c)	200	187,496
2.70%, 02/09/41 (Call 08/09/40)	200	172,956
2.80%, 06/06/23 (Call 05/06/23)	200	202,868
3.25%, 02/09/61 (Call 08/09/60)	400	345,500
3.40%, 12/06/27 (Call 09/06/27)(c)	500	518,192
3.60%, 11/28/24 (Call 08/28/24)	400	416,212

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
4.00%, 12/06/37 (Call 06/06/37)	$200	$207,537
4.20%, 12/06/47 (Call 06/06/47)	400	415,252
Amipeace Ltd.
1.75%, 11/09/26(b)	200	194,180
2.50%, 12/05/24(b)	600	609,462
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)(c)	200	187,966
3.08%, 04/07/25 (Call 03/07/25)	400	409,240
4.13%, 06/30/25	200	211,450
Bank of China Ltd., 5.00%, 11/13/24(b)	400	430,635
Bank of China Ltd./Hong Kong
1.04%, 03/08/23, (3 mo. LIBOR US + 0.850%)(b)(h)	200	200,784
3.88%, 06/30/25(b)	200	212,600
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(b)	200	194,515
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(b)(g)(h)	600	620,100
Bank of Communications Co. Ltd./Hong Kong, 1.01%, 05/17/23, (3 mo. LIBOR US + 0.85%)(b)(h)	200	200,736
Bluestar Finance Holdings Ltd., 3.88%, (Call 06/24/23)(b)(g)(h)	200	203,992
Bocom International Blossom Ltd.Co., 1.75%, 06/28/26(b)	200	195,356
Bocom Leasing Management Hong Kong Co. Ltd., 1.28%, 12/10/24, (3 mo. LIBOR US + 1.075%)(b)(h)	600	597,862
CCBL Cayman 1 Corp., 1.80%, 07/22/26(b)	200	193,913
CCBL Cayman 1 Corp. Ltd., 1.99%, 07/21/25(b)	200	197,436
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(b)(g)(h)	200	203,518
CDBL Funding 2, 2.00%, 03/04/26(b)	200	195,276
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(b)	200	183,975
Chalco HK Investment Co., 2.10%, 07/28/26 (Call 06/28/26)(b)	200	192,746
China Cinda 2020 I Management Ltd.
2.50%, 03/18/25 (Call 02/18/25)(b)	200	197,663
3.00%, 01/20/31 (Call 10/20/30)(b)	200	189,538
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	600	625,237
China Cinda Finance 2017 I Ltd., 4.75%, 02/21/29(b)	200	215,537
China Construction Bank Corp.
0.55%, 12/21/24(h)	400	400,552
4.25%, 02/27/29 (Call 02/27/24)(b)(h)	600	625,488
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(b)	400	390,336
China Everbright Bank Co. Ltd./Hong Kong, 0.93%, 03/11/24(b)	200	196,304
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(b)	200	194,910
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(b)	200	183,038
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(b)	200	196,124
China Minsheng Banking Corp. Ltd./Hong Kong, 1.25%, 03/09/23, (3 mo. LIBOR US + 1.050%)(b)(h)	200	199,968
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24(b)	400	429,700
6.45%, 06/11/34(b)	200	252,475
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/23(b)	200	204,474
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(b)	200	192,663
China Resources Land Ltd.
3.75%, (Call 12/09/24)(b)(g)(h)	200	205,994
4.13%, 02/26/29(b)	200	212,037
Security	Par (000)	Value

China (continued)
China SCE Group Holdings Ltd., 7.38%, 04/09/24 (Call 04/09/22)(b)	$200	$151,000
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26)(b)(g)(h)	200	200,999
CICC Hong Kong Finance 2016 MTN Ltd., 1.63%, 01/26/24(b)	400	394,976
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(b)	200	175,000
6.00%, 07/16/25 (Call 01/16/23)(b)	200	176,500
CITIC Ltd.
2.85%, 02/25/30(b)	200	198,725
3.88%, 02/28/27(b)	200	210,787
CMB International Leasing Management Ltd., 1.88%, 08/12/25(b)	400	390,200
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(b)(g)(h)	200	204,350
4.38%, 08/06/23(b)	200	206,486
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(c)	200	202,163
3.00%, 05/09/23	200	203,100
3.30%, 09/30/49 (Call 03/30/49)	200	178,042
CNOOC Finance 2014 ULC, 4.25%, 04/30/24(c)	600	630,300
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200	208,037
4.38%, 05/02/28	200	219,912
CNOOC Petroleum North America ULC
5.88%, 03/10/35(c)	100	119,988
6.40%, 05/15/37(c)	375	476,789
7.50%, 07/30/39	250	361,077
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	200	204,162
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(b)	400	393,064
COSL Singapore Capital Ltd., 4.50%, 07/30/25(b)	200	212,556
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(b)	400	321,000
3.30%, 01/12/31 (Call 10/12/30)(b)	200	153,000
4.20%, 02/06/26 (Call 02/06/24)(b)	400	327,000
5.40%, 05/27/25 (Call 05/27/23)(b)	200	172,000
7.25%, 04/08/26 (Call 04/08/23)(b)	400	351,000
CRCC Yuxiang Ltd., 3.50%, 05/16/23(b)	200	203,460
CSCIF Asia Ltd., 1.13%, 06/10/24(b)	200	195,750
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(b)	200	196,904
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(b)	200	194,600
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 10/19/23)(b)	400	388,000
Franshion Brilliant Ltd.
4.00%, (Call 01/03/23)(b)(g)(h)	200	194,350
6.00%, (Call 02/08/26)(b)(g)(h)	200	195,060
GLP China Holdings Ltd., 2.95%, 03/29/26(b)	200	194,350
Haidilao International Holding Ltd., 2.15%, 01/14/26(b)	200	183,500
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(b)	200	197,500
4.75%, 04/27/27(b)	400	403,000
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/30 (Call 11/28/29)(b)	200	183,500
3.75%, 05/29/24(b)	400	397,000
3.88%, 11/13/29 (Call 08/13/29)(b)	200	191,000
4.50%, 05/29/29(b)	200	198,000
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(b)	400	411,140

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
ICBCIL Finance Co. Ltd.
1.63%, 11/02/24(b)	$400	$393,612
3.75%, 03/05/24(b)	400	412,575
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26)(b)(g)(h)	1,100	1,109,625
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(b)	200	195,564
Industrial & Commercial Bank of China Ltd./London, 1.11%, 10/25/23, (3 mo. LIBOR US + 0.850%)(b)(h)	400	402,336
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 10/28/24(b)	200	195,498
1.09%, 04/25/24, (3 mo. LIBOR US + 0.830%)(b)(h)	600	603,984
1.20%, 09/09/25(b)	200	194,420
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(b)(h)	600	604,987
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(b)	400	390,632
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(b)	850	850,000
Inventive Global Investments Ltd., 1.65%, 09/03/25(b)	200	194,625
JD.com Inc., 3.88%, 04/29/26(c)	200	210,662
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(b)	400	393,720
Legend Fortune Ltd., 1.38%, 06/02/24(b)	200	195,924
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(b)	200	195,288
4.75%, 03/29/23(b)	200	205,600
Longfor Group Holdings Ltd., 3.95%, 09/16/29(b)	200	194,163
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24)(b)(g)(h)	200	203,600
Meituan
2.13%, 10/28/25 (Call 09/28/25)(b)	200	188,580
3.05%, 10/28/30 (Call 07/28/30)(b)	200	175,600
Pioneer Reward Ltd., 1.30%, 04/09/24(b)	200	196,813
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(b)	400	405,700
Prosus NV, 4.85%, 07/06/27 (Call 04/06/27)(b)(c)	600	638,250
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(b)	200	168,000
SF Holding Investment Ltd., 2.88%, 02/20/30(b)	200	192,830
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(b)	400	390,608
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(b)	200	195,372
Shimao Group Holdings Ltd., 5.60%, 07/15/26 (Call 07/15/23)(b)	600	273,000
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 02/28/22)(b)	200	189,000
6.15%, 08/24/24 (Call 08/24/22)(b)	200	187,000
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(b)	200	183,913
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29 (Call 05/05/29)(b)	200	166,000
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	400	406,984
SMC Global Power Holdings Corp., 5.45%, (Call 12/09/26)(b)(g)(h)	600	573,750
State Elite Global Ltd., 1.03%, 10/24/24, (3 mo. LIBOR US + 0.770%)(b)(h)	200	200,098
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(b)	400	234,000
6.50%, 01/10/25 (Call 01/10/23)(b)	400	232,000
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	400	392,825
Security	Par (000)	Value

China (continued)
2.39%, 06/03/30 (Call 03/03/30)(b)	$400	$380,450
2.88%, 04/22/31 (Call 01/22/31)(b)(c)	200	197,636
3.24%, 06/03/50 (Call 12/03/49)(b)	200	176,975
3.58%, 04/11/26 (Call 02/11/26)(b)(c)	200	209,287
3.60%, 01/19/28 (Call 10/19/27)(b)(c)	300	311,805
3.68%, 04/22/41 (Call 10/22/40)(f)	200	196,350
3.68%, 04/22/41 (Call 10/22/40)(b)	200	196,350
3.84%, 04/22/51 (Call 10/22/50)(b)	200	197,441
3.93%, 01/19/38 (Call 07/19/37)(b)(c)	200	203,162
3.94%, 04/22/61 (Call 10/22/60)(b)	200	197,413
3.98%, 04/11/29 (Call 01/11/29)(b)	600	636,862
4.53%, 04/11/49 (Call 10/11/48)(b)	200	220,475
Times China Holdings Ltd., 5.55%, 06/04/24 (Call 06/04/23)(b)	200	98,000
Vanke Real Estate Hong Kong Co. Ltd.
4.15%, 04/18/23(b)	200	202,788
4.20%, 06/07/24(b)	400	408,325
Vigorous Champion International Ltd., 2.75%, 06/02/25(b)	200	197,128
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30).	200	191,306
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(b)(g)(h)	400	404,981
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(b)	200	185,500
Westwood Group Holdings Ltd., 2.80%, 01/20/26(b)	200	192,163
Xiaomi Best Time International Ltd., 3.38%, 04/29/30 (Call 01/29/30)(b)	200	199,538
Yancoal International Resources Development Co. Ltd., 3.50%, 11/04/23(b)	200	202,725
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(b)	200	187,000
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26 (Call 01/13/24)(b)	200	43,000
		43,000,982
Colombia — 3.8%
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(b)	400	369,320
Avianca Midco 2 Ltd., 9.00%, 12/01/28.	1,000	996,250
Banco Davivienda SA, 6.65%, (Call 04/22/31)(b)(g)(h)	400	395,500
Banco de Bogota SA
4.38%, 08/03/27 (Call 05/03/27)(b)	550	549,753
6.25%, 05/12/26(b)	800	848,500
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	800	783,900
4.63%, 12/18/29 (Call 12/18/24)(c)(h)	400	395,530
4.88%, 10/18/27 (Call 10/18/22)(h)	600	596,625
Canacol Energy Ltd.
5.75%, 11/24/28 (Call 11/24/24)(f)	200	194,100
5.75%, 11/24/28 (Call 11/24/24)(b)	200	194,100
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(b)	400	380,500
Ecopetrol SA
4.13%, 01/16/25	983	986,256
4.63%, 11/02/31 (Call 08/02/31)	600	551,868
5.38%, 06/26/26 (Call 03/26/26)	1,385	1,432,090
5.88%, 09/18/23	1,450	1,522,500
5.88%, 05/28/45(c)	1,650	1,450,985
5.88%, 11/02/51 (Call 05/02/51)(c)	650	556,517
6.88%, 04/29/30 (Call 01/29/30)	1,700	1,822,400
7.38%, 09/18/43	825	847,327
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(b)	400	376,000
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(b)	1,000	935,187
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(b)	400	410,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(b)(c)	$600	$581,535
6.25%, 03/25/29 (Call 03/25/24)(b)(c)	720	755,235
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(b)	400	388,220
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	400	384,950
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(b)(c)	600	556,800
SURA Asset Management SA, 4.88%, 04/17/24(b)	400	416,325
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(b)(c)	340	340,850
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	600	647,925
		20,667,048
Congo, The Democratic Republic — 0.2%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 06/18/22)(b)	1,000	1,037,063

Ghana — 0.6%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(b)	600	586,050
Tullow Oil PLC
7.00%, 03/01/25 (Call 02/28/22)(b)	800	672,000
10.25%, 05/15/26 (Call 05/15/23)(b)	1,800	1,818,000
		3,076,050
Guatemala — 0.2%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(f)	344	349,160
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(b)	600	621,000
		970,160
Hong Kong — 4.8%
AIA Group Ltd.
2.70%, (Call 04/07/26)(b)(g)(h)	400	393,500
3.20%, 03/11/25 (Call 12/11/24)(b)	400	413,075
3.20%, 09/16/40 (Call 03/16/40)(b)	600	591,675
3.38%, 04/07/30 (Call 01/07/30)(b)	400	421,450
3.60%, 04/09/29 (Call 01/09/29)(b)	400	426,950
3.90%, 04/06/28 (Call 01/06/28)(b)(c)	200	216,225
4.50%, 03/16/46 (Call 09/16/45)(b)	400	474,192
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(g)(h)	1,200	1,271,400
Bank of Communications Hong Kong Ltd.
2.30%, 07/08/31 (Call 07/08/26)(b)(h)	250	243,002
3.73%, (Call 03/03/25)(b)(g)(h)	500	513,000
Bank of East Asia Ltd. (The)
4.00%, 05/29/30 (Call 05/29/25)(b)(h)	250	256,531
5.83%, (Call 10/21/25)(b)(g)(h)	250	257,500
5.88%, (Call 09/19/24)(b)(g)(h)	250	256,453
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(b)(g)(h)	400	396,000
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(b)	200	208,412
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(b)	200	190,750
Celestial Dynasty Ltd., 4.25%, 06/27/29(b)	400	395,450
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(b)(g)(h)	200	205,350
China Citic Bank, 3.25%, (Call 07/29/26)(b)(g)(h)	250	251,875
China CITIC Bank International Ltd.
4.63%, 02/28/29 (Call 02/28/24)(b)(h)	250	258,406
7.10%, (Call 11/06/23)(b)(g)(h)	200	214,000
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	200	205,000
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)(c)	200	208,225
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	400	420,624
Security	Par (000)	Value

Hong Kong (continued)
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	$200	$202,428
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)(c)	600	619,440
3.38%, 09/06/49 (Call 03/06/49)(b)	200	205,975
3.63%, 04/11/29 (Call 01/11/29)(b)	400	427,280
CK Hutchison International 20 Ltd.
2.50%, 05/08/30 (Call 02/08/30)(b)	400	393,588
3.38%, 05/08/50 (Call 11/08/49)(b)	400	415,575
CK Hutchison International 21 Co.
1.50%, 04/15/26 (Call 03/15/26)(b)	200	194,650
2.50%, 04/15/31 (Call 01/15/31)(b)(c)	400	392,952
3.13%, 04/15/41 (Call 10/15/40)(b)	200	197,676
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(b)(g)(h)	200	204,038
CLP Power Hong Kong Financing Ltd., 2.13%, 06/30/30(b)	200	193,163
Elect Global Investments Ltd.
4.10%, (Call 06/03/25)(b)(g)(h)	200	199,413
4.85%, (Call 08/25/23)(b)(g)	200	199,800
FWD Group Ltd.
0.00%, (Call 06/15/22)(b)(g)(h)(j)	200	194,975
5.75%, 07/09/24(b)	400	410,825
6.38%, (Call 09/13/24)(b)(g)(h)	200	204,162
Henderson Land MTN Ltd., 2.38%, 05/27/25(b)	200	195,663
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(b)	400	408,450
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(b)	200	205,225
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(b)	400	375,575
2.25%, 06/09/30 (Call 12/09/29)(b)	200	194,038
2.88%, 05/03/26(b)	200	205,225
Hongkong Land Finance Cayman Islands Co. Ltd., 2.25%, 07/15/31 (Call 04/15/31)(b)	200	191,120
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30 (Call 02/27/30)(b)	400	404,075
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(b)	400	393,672
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	800	838,680
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(b)	100	145,370
Hysan MTN Ltd., 2.82%, 09/04/29(b)	200	201,100
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(b)	200	211,537
JMH Co. Ltd., 2.50%, 04/09/31 (Call 01/09/31)(b)	400	388,828
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(b)	200	201,913
4.50%, 08/18/25 (Call 07/18/25)(b)	200	201,413
5.25%, (Call 05/03/22)(b)(g)	200	135,000
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(b)	200	207,662
MTR Corp. Ltd., 1.63%, 08/19/30(b)	600	565,987
Nan Fung Treasury Ltd.
3.63%, 08/27/30(b)	200	195,488
5.00%, 09/05/28(b)	200	214,912
Nanyang Commercial Bank Ltd.
3.80%, 11/20/29 (Call 11/20/24)(b)(h)	250	254,344
5.00%, (Call 06/02/22)(b)(g)(h)	550	554,812
New World China Land Ltd., 4.75%, 01/23/27(b)	200	205,100
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28)(b)(g)(h)	200	194,500
4.80%, (Call 09/09/23)(b)(g)	200	185,663
5.25%, (Call 03/22/26)(b)(g)(h)	400	412,700
6.25%, (Call 03/07/24)(b)(g)	400	404,200
NWD MTN Ltd.
4.13%, 07/18/29(b)	400	392,200

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
4.50%, 05/19/30(b)	$400	$396,325
Panther Ventures Ltd., 3.50%, (Call 12/22/23)(b)(g)	200	180,475
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(b)	200	204,225
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(b)	400	398,000
Phoenix Lead Ltd., 4.85%, (Call 08/23/22)(b)(g)	200	199,600
Prudential PLC
2.95%, 11/03/33 (Call 08/03/28)(b)(h)	400	384,000
3.13%, 04/14/30	200	207,312
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	200	197,796
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(b)	200	199,038
2.88%, 01/21/30(b)	200	201,288
3.75%, 02/25/29(b)	200	213,787
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(b)	200	202,975
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(b)	200	209,100
Swire Properties MTN Financing Ltd.
3.50%, 01/10/28(b)	200	210,850
3.63%, 01/13/26(b)	200	210,037
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(b)	200	208,100
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(b)	200	196,663
		26,049,008
India — 4.5%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(b)	400	424,000
5.95%, 07/31/24(b)	400	425,000
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	400	385,700
Adani Green Energy Ltd.
4.38%, 09/08/24(f)	200	199,750
4.38%, 09/08/24(b)	200	199,750
Adani Green Energy UP Ltd./Prayatna Developers Pvt
Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(b)	200	212,037
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	200	182,648
3.38%, 07/24/24(b)	400	406,575
4.00%, 07/30/27 (Call 06/30/27)(b)	200	202,288
4.20%, 08/04/27 (Call 02/04/27)(b)	200	204,470
4.38%, 07/03/29(b)	400	405,325
Adani Transmission Ltd., 4.00%, 08/03/26(b)	200	207,163
Axis Bank Ltd./Gift City, 4.10%, (Call 09/08/26)(f)(g)(h)	200	194,100
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(b)	200	205,663
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(b)	400	425,450
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(b)	400	394,040
4.38%, 06/10/25(b)	600	630,487
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(b)	400	410,200
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(f)	400	407,880
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	199	196,267
Delhi International Airport Ltd., 6.13%, 10/31/26(b)	600	593,175
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(b)	200	114,500
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(b)	394	387,105
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(f)	200	193,000
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25 (Call 03/18/22)(b)	400	402,000
5.95%, 07/29/26 (Call 07/29/22)(b)	400	413,000
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	200	191,350
HDFC Bank Ltd., 3.70%, (Call 08/25/26)(b)(g)(h)	400	387,280
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(b)	200	207,288
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	650	684,247
Security	Par (000)	Value

India (continued)
Indian Oil Corp. Ltd., 4.75%, 01/16/24(b)	$600	$628,237
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(b)	400	375,020
3.25%, 02/13/30(b)	200	197,100
3.73%, 03/29/24(b)	200	206,225
3.84%, 12/13/27(b)	200	208,975
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(b)	386	362,840
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(f)	200	191,750
5.05%, 04/05/32 (Call 10/05/31)(f)	200	185,500
Network i2i Ltd.
3.98%, (Call 03/03/26)(b)(g)(h)	200	195,600
5.65%, (Call 01/15/25)(b)(g)(h)	400	413,700
NTPC Ltd.
4.25%, 02/26/26(b)	200	210,662
4.38%, 11/26/24(b)	200	209,662
Oil India International Pte Ltd., 4.00%, 04/21/27(b)	200	206,600
Oil India Ltd.
5.13%, 02/04/29(b)	200	218,225
5.38%, 04/17/24(b)	200	212,600
ONGC Videsh Ltd., 4.63%, 07/15/24(b)	400	420,575
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(b)	400	412,825
Periama Holdings LLC/DE, 5.95%, 04/19/26(b)	600	619,500
Power Finance Corp. Ltd.
3.35%, 05/16/31(b)	400	383,356
3.95%, 04/23/30(b)(c)	400	400,575
4.50%, 06/18/29(b)	400	415,825
REC Ltd.
2.25%, 09/01/26(b)	200	192,038
3.38%, 07/25/24(b)	400	406,200
5.25%, 11/13/23(b)	400	418,700
Reliance Industries Ltd.
2.88%, 01/12/32(f)	600	581,928
3.63%, 01/12/52(f)	700	662,011
3.67%, 11/30/27(b)	500	523,750
3.75%, 01/12/62(f)	400	382,240
4.13%, 01/28/25(b)(c)	250	263,079
4.88%, 02/10/45(b)	250	297,781
6.25%, 10/19/40(b)	250	338,094
ReNew Power Synthetic, 6.67%, 03/12/24 (Call 02/28/22)(b)	200	205,475
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9
Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(b)	200	191,000
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(b)	200	197,500
State Bank of India/London
1.80%, 07/13/26(b)	400	388,296
4.38%, 01/24/24(b)	400	417,075
4.88%, 04/17/24(b)	400	422,950
Summit Digitel Infrastructure Pvt. Ltd., 2.88%, 08/12/31 (Call 08/12/30)(b)	200	186,684
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(b)	600	570,120
9.25%, 04/23/26 (Call 04/23/23)(b)(c)	200	178,500
13.88%, 01/21/24 (Call 12/21/22)(b)	400	415,200
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 02/28/22)(b)	400	344,075
7.13%, 05/31/23(b)	200	189,350
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(b)(c)	400	384,125
		24,723,261
Indonesia — 2.8%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(b)	750	758,109

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT
3.75%, 04/11/24(b)	$200	$205,913
4.75%, 05/13/25(b)	1,000	1,069,250
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(b)	400	398,044
4.30%, (Call 03/24/27)(b)(g)(h)	800	766,088
Bank Rakyat Indonesia Persero Tbk PT
3.95%, 03/28/24(b)	700	724,577
4.63%, 07/20/23(b)	200	207,272
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 02/28/22)(b)	400	403,325
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 02/28/22)(b)(c)	450	445,584
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(b)	750	750,000
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(b)	1,000	952,610
3.54%, 04/27/32 (Call 10/27/31)(b)	600	571,566
4.75%, 06/09/51 (Call 12/09/50)(b)	600	564,066
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	717	787,437
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(b)	600	582,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(b)(c)	600	609,750
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 02/28/22)(b)	400	401,575
Minejesa Capital BV
4.63%, 08/10/30(b)	1,200	1,174,632
5.63%, 08/10/37(b)	800	792,650
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	1,400	1,479,800
Saka Energi Indonesia PT, 4.45%, 05/05/24(b)	800	775,900
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	800	835,400
		15,255,548
Israel — 3.5%
Bank Hapoalim BM, 3.26%, 01/21/32 (Call 01/21/27)(f)(h)	800	780,000
Bank Leumi Le-Israel BM, 3.28%, 01/29/31 (Call 01/29/26)(f)(h)	600	589,875
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(f)	400	397,500
4.88%, 03/30/26 (Call 12/30/25)(f)	500	490,500
5.38%, 03/30/28 (Call 09/30/27)(f)	600	583,500
5.88%, 03/30/31 (Call 09/30/30)(f)	500	484,375
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(f)	550	681,313
Israel Electric Corp. Ltd.
4.25%, 08/14/28(f)	800	866,568
6.88%, 06/21/23(b)	400	428,325
Series 6, 5.00%, 11/12/24(f)	1,000	1,075,030
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(f)	300	307,088
6.13%, 06/30/25 (Call 03/30/25)(f)	450	471,459
6.50%, 06/30/27 (Call 12/30/26)(f)	500	533,125
6.75%, 06/30/30 (Call 12/30/29)(f)	425	450,500
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31 (Call 04/07/26)(f)(h)	600	587,250
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	500	478,125
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	650	660,888
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	1,186	1,164,409
3.15%, 10/01/26(c)	2,801	2,570,926
4.10%, 10/01/46(c)	1,540	1,232,000
4.75%, 05/09/27 (Call 02/09/27)	800	771,160
Security	Par (000)	Value

Israel (continued)
5.13%, 05/09/29 (Call 02/09/29)	$800	$771,440
6.00%, 04/15/24 (Call 01/15/24)	1,000	1,013,750
6.75%, 03/01/28 (Call 12/01/27)(c)	900	949,513
7.13%, 01/31/25 (Call 10/31/24)	800	834,248
		19,172,867
Jamaica — 0.6%
Digicel Group Holdings Ltd., 10.00%, (2.00% PIK), 04/01/24 (Call 02/14/22)(c)(i)	884	884,558
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 02/14/22)(b)	1,550	1,588,909
Digicel Ltd., 6.75%, 03/01/23 (Call 02/14/22)(b)(c)	600	585,750
		3,059,217
Jordan — 0.1%
Hikma Finance USA LLC, 3.25%, 07/09/25(b)	600	608,250

Kazakhstan — 0.4%
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	600	583,500
3.25%, 08/15/30 (Call 02/15/30)(b)	600	573,900
4.00%, 08/15/26(b)	900	925,200
		2,082,600
Kuwait — 1.8%
Boubyan Sukuk Ltd., 2.59%, 02/18/25(b)	600	606,120
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(b)(h)	600	537,750
5.75%, (Call 07/09/24)(b)(g)(h)	400	396,700
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(b)	600	584,250
4.25%, 11/03/26(b)	1,200	1,277,100
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(b)	600	622,500
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(b)	600	561,488
4.50%, 02/23/27(b)	400	374,200
5.00%, 03/15/23(b)	400	398,450
MEGlobal Canada ULC
5.00%, 05/18/25(b)	1,000	1,072,062
5.88%, 05/18/30(b)	600	704,925
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(f)(h)	800	765,000
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(g)(h)	800	802,650
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(b)(g)(h)	800	778,500
Warba Sukuk Ltd., 2.98%, 09/24/24(b)	400	408,950
		9,890,645
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)	1,000	927,500
5.75%, 08/15/29 (Call 08/15/24)(f)	1,400	1,305,500
		2,233,000
Macau — 3.7%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(b)	400	356,000
4.85%, 01/27/28 (Call 01/27/25)(b)	600	519,113
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 02/28/22)(b)(c)	1,004	977,645
5.25%, 04/26/26 (Call 04/26/22)(b)(c)	400	389,575
5.38%, 12/04/29 (Call 12/04/24)(b)	1,200	1,132,500
5.63%, 07/17/27 (Call 07/17/22)(b)(c)	600	576,862
5.75%, 07/21/28 (Call 07/21/23)(b)(c)	800	769,650
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	600	575,250

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Macau (continued)
5.25%, 06/18/25 (Call 06/18/22)(b)	$400	$394,075
5.38%, 05/15/24 (Call 02/07/22)(b)	800	796,900
5.88%, 05/15/26 (Call 05/15/22)(b)	800	799,900
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)(f)	400	362,132
2.30%, 03/08/27 (Call 02/08/27)(b)	200	181,066
2.85%, 11/07/29 (Call 01/08/29)(f)	600	530,904
3.25%, 08/08/31 (Call 05/08/31)(f)	500	445,335
3.80%, 01/08/26 (Call 12/08/25)(c)	600	589,890
4.38%, 06/18/30 (Call 03/18/30)(c)	800	780,104
5.13%, 08/08/25 (Call 06/08/25)	1,800	1,853,118
5.40%, 08/08/28 (Call 05/08/28)	2,000	2,067,880
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(b)	1,100	951,362
6.00%, 07/15/25 (Call 07/15/22)(b)	400	380,450
6.50%, 01/15/28 (Call 07/15/23)(b)	600	565,500
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 02/28/22)(b)	400	380,440
5.13%, 12/15/29 (Call 12/15/24)(b)	800	716,000
5.50%, 01/15/26 (Call 06/15/22)(b)	1,000	938,300
5.50%, 10/01/27 (Call 10/01/22)(b)	800	744,000
5.63%, 08/26/28 (Call 08/26/23)(b)	1,400	1,263,500
		20,037,451
Malaysia — 1.6%
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(b)	600	577,613
4.36%, 03/24/26(b)	400	431,325
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(b)	1,000	917,687
CIMB Bank Bhd
1.01%, 10/09/24, (3 mo. LIBOR US + 0.780%)(b)(h)	600	603,863
2.13%, 07/20/27(f)	500	493,930
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(b)	1,000	930,812
Gohl Capital Ltd., 4.25%, 01/24/27(b)	1,400	1,388,100
Malayan Banking Bhd, 0.96%, 08/16/24, (3 mo. LIBOR US + 0.800%)(b)(h)	900	906,075
Parkway Pantai Ltd., 4.25%, (Call 07/27/22)(b)(g)(h)	400	397,450
RBH Bank, 1.66%, 06/29/26(b)	400	390,784
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(b)	600	614,737
4.85%, 11/01/28(b)	800	903,150
		8,555,526
Mexico — 5.0%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(b)	200	209,663
6.88%, 03/25/44 (Call 09/25/43)(b)	200	246,687
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(b)	400	413,950
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	400	400,825
3.63%, 04/22/29 (Call 01/22/29)	200	210,600
4.38%, 07/16/42	400	445,575
4.38%, 04/22/49 (Call 10/22/48)(c)	400	457,890
6.13%, 03/30/40	600	790,237
6.38%, 03/01/35	650	845,409
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(b)	450	464,569
4.38%, 04/11/27 (Call 01/11/27)(b)(c)	150	157,245
Security	Par (000)	Value

Mexico (continued)
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (Call 01/24/27)(f)(g)(h)	$200	$192,850
6.63%, (Call 01/24/32)(f)(g)(h)	200	192,082
6.75%, (Call 09/27/24)(b)(c)(g)(h)	400	407,825
7.63%, (Call 01/10/28)(b)(g)(h)	200	203,534
8.38%, (Call 10/14/30)(b)(g)(h)	200	218,975
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25(b)	700	755,125
5.95%, 10/01/28 (Call 10/01/23)(b)(h)	400	415,888
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	200	195,050
4.38%, 04/10/24(b)	200	208,590
5.13%, 01/18/33 (Call 01/17/28)(b)(h)	400	402,036
5.88%, 09/13/34 (Call 09/13/29)(b)(h)	400	425,000
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(f)	200	188,144
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(b)	200	207,600
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(f)	400	395,000
7.45%, 11/15/29 (Call 11/15/24)(b)(c)	400	408,602
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(b)	800	755,760
5.20%, 09/17/30 (Call 09/17/25)(b)	400	412,000
5.45%, 11/19/29 (Call 11/19/24)(b)	400	416,000
7.38%, 06/05/27 (Call 06/05/23)(b)	200	217,480
Cemex SAB De CV, 5.13%, (Call 06/08/26)(b)(g)(h)	400	400,604
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	200	212,100
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332,
4.38%, 07/22/31 (Call 04/22/31)(f)	200	186,725
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	150	136,388
2.75%, 01/22/30 (Call 10/22/29)	500	494,235
5.25%, 11/26/43	300	379,181
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)(c)	360	394,661
Credito Real SAB de CV, 8.00%, 01/21/28 (Call 01/21/25)(b)	200	60,350
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	386	377,917
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,050	1,047,375
4.38%, 05/10/43	150	171,141
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	400	388,325
Grupo Bimbo SAB de CV
3.88%, 06/27/24(b)	200	208,788
4.00%, 09/06/49(b)	200	207,038
4.70%, 11/10/47 (Call 05/10/47)(b)(c)	200	228,662
4.88%, 06/27/44(b)	400	458,575
5.95%, (Call 04/17/23)(b)(g)(h)	200	205,350
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	400	452,700
5.25%, 05/24/49 (Call 11/24/48)(c)	200	239,912
6.13%, 01/31/46 (Call 07/31/45)(c)	200	259,787
6.63%, 03/18/25	200	224,538
6.63%, 01/15/40	320	416,660
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(b)	200	208,350
4.75%, 08/06/50 (Call 02/06/50)(b)	200	204,413
5.65%, 09/12/49 (Call 03/12/49)(b)	200	230,350
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	400	380,575

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.88%, 01/14/48(b)	$200	$192,600
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(b)	400	368,950
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(b)	400	415,200
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(f)	200	184,776
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	100	95,888
2.88%, 05/11/31 (Call 02/11/31)(b)	400	379,950
4.00%, 10/04/27 (Call 07/04/27)(b)	200	208,760
5.50%, 01/15/48 (Call 07/15/47)(b)	400	440,575
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)(c)	600	624,862
Southern Copper Corp.
3.88%, 04/23/25	300	313,837
5.25%, 11/08/42	500	602,575
5.88%, 04/23/45	500	652,125
6.75%, 04/16/40	400	537,825
7.50%, 07/27/35	400	551,075
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(f)	200	186,500
7.50%, 11/12/25 (Call 11/12/23)(b)	200	200,500
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(b)	600	616,425
5.25%, 01/30/26 (Call 10/30/25)(b)(c)	400	429,825
6.39%, 01/15/50 (Call 07/15/49)(b)	200	223,969
6.95%, 01/30/44 (Call 07/30/43)(b)	200	236,411
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(b)	200	116,875
		27,014,394
Moldova — 0.1%
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(b)	400	402,650

Morocco — 0.6%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(b)	1,200	1,152,000
4.50%, 10/22/25(b)	400	414,575
5.13%, 06/23/51 (Call 12/23/50)(b)	800	722,800
5.63%, 04/25/24(b)	525	555,286
6.88%, 04/25/44(b)	400	445,950
		3,290,611
Nigeria — 0.8%
Access Bank PLC
6.13%, 09/21/26(f)	400	394,000
6.13%, 09/21/26(b)	200	197,000
9.13%, (Call 10/07/26)(f)(g)(h)	400	388,000
Africa Finance Corp., 2.88%, 04/28/28(b)	800	779,000
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(f)	400	403,000
6.25%, 11/29/28 (Call 11/29/24)(c)(f)	600	606,480
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(b)	900	947,250
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(b)	600	600,750
		4,315,480
Oman — 0.5%
Bank Muscat SAOG
4.75%, 03/17/26(b)	600	617,250
4.88%, 03/14/23(b)	400	408,000
National Bank of Oman SAOG, 5.63%, 09/25/23(b)	400	412,200
Security	Par (000)	Value

Oman (continued)
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(b)	$800	$825,000
6.63%, 04/24/28(b)	700	751,800
		3,014,250
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	1,200	1,196,850
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)(c)	600	629,550
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(b)(c)	1,200	1,246,500
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(b)	600	609,300
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(b)(c)	500	510,000
		4,192,200
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(b)(j)	574	429,092
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/22)(b)	600	618,801
		1,047,893
Peru — 1.9%
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(b)	1,100	1,111,412
3.13%, 07/01/30 (Call 07/01/25)(b)(h)	750	733,969
3.25%, 09/30/31 (Call 09/30/26)(b)(h)	600	585,113
4.25%, 04/01/23(b)	200	205,975
Cia de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 07/23/23)(f)	400	396,650
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(b)	200	198,325
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	600	645,000
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	400	400,200
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(b)	575	571,423
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(b)	600	604,800
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(b)	600	580,613
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)(c)	600	609,300
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(b)	771	802,446
5.88%, 07/05/34(b)	494	553,846
Minsur SA, 4.50%, 10/28/31(f)	400	400,325
Nexa Resources SA, 6.50%, 01/18/28 (Call 10/18/27)(b)	600	646,237
Peru LNG Srl, 5.38%, 03/22/30(b)	800	688,000
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	600	627,487
		10,361,121
Philippines — 1.7%
Bank of the Philippine Islands, 4.25%, 09/04/23(b)	600	625,050
BDO Unibank Inc.
2.13%, 01/13/26(b)	1,000	992,500
2.95%, 03/06/23(b)	200	202,350
Globe Telecom Inc., 4.20%, (Call 08/02/26)(b)(g)(h)	600	600,672
HPHT Finance 19 Ltd., 2.88%, 11/05/24(b)	200	203,725
JGSH Philippines Ltd., 4.13%, 07/09/30(b)	600	611,737
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(b)	600	610,987
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(b)	600	595,500
Petron Corp.
4.60%, (Call 07/19/23)(b)(g)(h)	400	395,200
5.95%, (Call 04/19/26)(b)(g)(h)	600	607,500
Philippine National Bank, 3.28%, 09/27/24(b)	800	810,400
San Miguel Crop., 5.50%, (Call 07/29/25)(b)(g)(h)	400	402,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(b)(g)(h)	$600	$582,113
5.95%, (Call 05/05/25)(b)(g)(h)	400	393,200
6.50%, (Call 04/25/24)(b)(g)(h)	700	698,600
7.00%, (Call 10/21/25)(b)(g)(h)	800	808,900
		9,140,434
Poland — 0.1%
Canpack SA/Canpack U.S. LLC
3.88%, 11/15/29 (Call 11/15/24)(f)	600	575,656
3.88%, 11/15/29 (Call 11/15/24)(b)	100	95,943
		671,599
Qatar — 3.7%
ABQ Finance Co., 2.00%, 07/06/26(b)	400	389,500
ABQ Finance Ltd.
1.88%, 09/08/25(b)	600	587,250
3.13%, 09/24/24(b)	400	409,500
AKCB Finance Ltd., 4.75%, 10/09/23(b)	400	420,000
CBQ Finance Ltd.
2.00%, 09/15/25(b)	400	394,000
2.00%, 05/12/26(b)	1,000	977,500
5.00%, 05/24/23(b)	400	416,825
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(b)(g)(h)	600	603,000
Doha Finance Ltd., 2.38%, 03/31/26(b)	1,000	983,750
MAR Sukuk Ltd.
2.21%, 09/02/25(b)	800	795,150
3.03%, 11/13/24(b)	400	409,075
Nakilat Inc., 6.07%, 12/31/33(b)	806	982,225
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	1,200	1,177,500
3.75%, 06/22/26(b)	600	640,238
3.88%, 01/31/28(b)	400	431,825
4.50%, 01/31/43(b)	200	237,663
5.00%, 10/19/25(b)	800	880,650
QIB Sukuk Ltd.
1.49%, 02/07/25, (3 mo. LIBOR US + 1.350%)(b)(h)	600	601,800
1.95%, 10/27/25(b)	1,000	987,500
3.98%, 03/26/24(b)	800	835,650
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(b)	600	627,750
QNB Finance Ltd.
1.38%, 01/26/26(b)	1,050	1,008,000
1.63%, 09/22/25(b)	600	586,500
2.63%, 05/12/25(b)	800	807,000
2.75%, 02/12/27(b)	1,100	1,111,550
3.50%, 03/28/24(b)	800	828,150
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(b)	917	1,019,697
6.33%, 09/30/27(b)	763	845,642
		19,994,890
Russia — 4.3%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 04/15/30 (Call 04/15/25)(b)(h)	400	381,000
6.95%, (Call 04/30/23)(b)(g)(h)	200	193,000
8.00%, (Call 02/03/23)(b)(g)(h)	600	595,500
ALROSA Finance SA
3.10%, 06/25/27 (Call 03/25/27)(b)	200	187,600
4.65%, 04/09/24 (Call 01/09/24)(b)	400	406,200
Credit Bank of Moscow Via CBOM Finance PLC
4.70%, 01/29/25(b)	400	365,950
8.88%, (Call 11/10/22)(b)(g)(h)	400	351,700
Security	Par (000)	Value

Russia (continued)
Eurochem Finance DAC, 5.50%, 03/13/24 (Call 12/13/23)(b)	$400	$409,840
Evraz PLC
5.25%, 04/02/24 (Call 01/02/24)(b)	400	408,575
5.38%, 03/20/23(b)	400	407,575
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23(b)	800	831,150
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(b)	4,514	4,555,980
7.29%, 08/16/37(b)	900	1,084,500
8.63%, 04/28/34(b)	790	1,023,050
Lukoil Capital DAC
2.80%, 04/26/27	600	553,500
3.60%, 10/26/31 (Call 07/26/31)(b)	400	362,000
Lukoil International Finance BV
4.56%, 04/24/23(b)	200	202,600
4.75%, 11/02/26(b)	800	811,650
Lukoil Securities BV, 3.88%, 05/06/30(b)	1,250	1,168,750
Metalloinvest Finance DAC
3.38%, 10/22/28 (Call 07/22/28)(f)	200	184,000
3.38%, 10/22/28 (Call 07/22/28)(b)	200	184,000
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23 (Call 01/11/23)(b)	500	503,750
MMC Norilsk Nickel OJSC Via MMC Finance DAC
2.55%, 09/11/25 (Call 06/11/25)(b)	200	187,000
3.38%, 10/28/24 (Call 07/28/24)(b)	600	588,000
MMK International Capital DAC, 4.38%, 06/13/24 (Call 03/13/24)(b)	400	404,325
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/23(b)	200	203,475
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26 (Call 02/28/26)(b)	400	407,325
Phosagro OAO Via Phosagro Bond Funding DAC
2.60%, 09/16/28 (Call 06/16/28)(b)	200	177,500
3.05%, 01/23/25 (Call 10/23/24)(b)	600	580,500
PIK Securities DAC, 5.63%, 11/19/26 (Call 08/19/26)(f)	200	186,000
Polyus Finance PLC, 3.25%, 10/14/28 (Call 07/14/28)(b)	400	361,600
Sberbank of Russia Via SB Capital SA, 5.25%, 05/23/23(b)	600	600,487
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	400	393,325
Suek Securities DAC, 3.38%, 09/15/26 (Call 06/15/26)(f)	200	188,663
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00%, (Call 12/20/26)(f)(g)(h)	200	182,000
TMK OAO Via TMK Capital SA, 4.30%, 02/12/27(b)	200	189,975
Uralkali OJSC Via Uralkali Finance DAC, 4.00%, 10/22/24(b)	400	398,075
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(b)	800	726,400
4.00%, 04/09/25 (Call 01/09/25)(b)	400	389,000
4.95%, 06/16/24 (Call 03/16/24)(b)	200	202,010
7.25%, 04/26/23 (Call 01/26/23)(b)	400	410,575
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(b)(g)(h)	1,200	1,211,100
		23,159,205
Saudi Arabia — 4.4%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	399	457,529
Almarai Sukuk Ltd., 4.31%, 03/05/24(b)	200	207,475
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(b)(h)	400	402,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	400	382,500
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(b)	300	292,931
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(b)	400	414,875
6.88%, 03/21/23(b)	200	205,600

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
EIG Pearl Holdings Sarl
3.55%, 08/31/36(f)	$600	$597,540
4.39%, 11/30/46(f)	700	695,975
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(b)(h)	800	800,400
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	600	584,250
1.60%, 06/17/26 (Call 05/17/26)(b)	1,000	967,000
2.69%, 06/17/31 (Call 03/17/31)(b)	1,600	1,583,200
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(b)	200	187,000
3.00%, 09/14/50 (Call 03/14/50)(b)	200	182,000
SABIC Capital II BV
4.00%, 10/10/23(b)	400	416,000
4.50%, 10/10/28(b)	700	774,506
Samba Funding Ltd., 2.75%, 10/02/24(b)	800	806,650
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(b)	200	198,400
1.63%, 11/24/25 (Call 10/24/25)(b)	400	390,600
2.25%, 11/24/30 (Call 08/24/30)(b)	1,200	1,138,500
3.25%, 11/24/50 (Call 05/24/50)(b)	1,200	1,105,440
3.50%, 04/16/29(b)	1,600	1,670,400
3.50%, 11/24/70 (Call 05/24/70)(b)	1,000	917,000
4.25%, 04/16/39(b)	1,600	1,723,920
4.38%, 04/16/49(b)	1,600	1,748,000
Saudi Electricity Global Sukuk Co. 2
3.47%, 04/08/23(b)	400	409,325
5.06%, 04/08/43(b)	400	462,575
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	600	624,900
5.50%, 04/08/44(b)	600	735,488
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(b)	400	416,000
4.72%, 09/27/28(b)	800	897,600
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(b)	400	391,200
2.41%, 09/17/30(b)	400	390,575
Saudi Telecom Co., 3.89%, 05/13/29(b)	600	648,113
		23,825,467
Singapore — 4.1%
BOC Aviation Ltd.
1.34%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(b)(h)	600	601,425
1.75%, 01/21/26 (Call 12/21/25)(b)	600	580,464
2.63%, 09/17/30 (Call 06/17/30)(b)(c)	400	384,325
3.00%, 09/11/29 (Call 06/11/29)(b)	700	695,100
3.25%, 04/29/25 (Call 03/29/25)(b)	1,000	1,025,500
3.50%, 10/10/24 (Call 09/10/24)(b)	600	621,300
3.50%, 09/18/27 (Call 06/18/27)(b)(c)	600	620,625
3.88%, 04/27/26 (Call 01/27/26)(b)	500	522,594
4.00%, 01/25/24 (Call 12/25/23)(b)	400	413,950
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	800	791,376
DBS Group Holdings Ltd.
1.17%, 11/22/24(b)	400	393,159
1.19%, 03/15/27(f)	400	384,024
1.82%, 03/10/31 (Call 03/10/26)(b)(h)	400	389,260
3.30%, (Call 02/27/25)(b)(g)(h)	800	805,240
4.52%, 12/11/28 (Call 12/11/23)(b)(h)	800	836,424
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	673	702,570
4.75%, 06/15/25 (Call 03/15/25)	534	573,883
Security	Par (000)	Value

Singapore (continued)
4.88%, 06/15/29 (Call 03/15/29)	$499	$550,736
4.88%, 05/12/30 (Call 02/12/30)	515	570,672
GLP Pte Ltd.
3.88%, 06/04/25(b)	825	844,748
4.50%, (Call 05/17/26)(b)(g)(h)	600	576,300
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(h)	1,000	978,200
4.25%, 06/19/24(b)(c)	800	841,150
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(b)	400	400,008
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	300	426,619
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(b)	800	769,650
2.38%, 10/03/26(b)	400	405,575
2.38%, 08/28/29 (Call 05/28/29)(b)	600	601,800
3.25%, 06/30/25(b)	300	312,806
3.88%, 08/28/28 (Call 05/28/28)(b)	400	438,852
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(b)	600	591,863
United Overseas Bank Ltd.
1.25%, 04/14/26(b)(c)	600	583,872
1.75%, 03/16/31 (Call 03/16/26)(b)(h)	400	388,788
2.00%, 10/14/31 (Call 10/14/26)(b)(h)	600	585,744
2.88%, 03/08/27 (Call 03/08/22)(b)(h)	400	400,580
3.75%, 04/15/29 (Call 04/15/24)(b)(h)	800	828,900
3.88%, (Call 10/19/23)(b)(g)(h)	400	409,200
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(b)	400	402,325
		22,249,607
South Africa — 2.0%
Absa Group Ltd., 6.38%, (Call 05/27/26)(b)(g)(h)	400	400,000
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	600	580,500
3.75%, 10/01/30 (Call 07/01/30)(c)	800	778,000
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(f)	600	591,000
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(b)(h)	600	612,862
Gold Fields Orogen Holdings BVI Ltd.
5.13%, 05/15/24 (Call 04/15/24)(b)	400	419,825
6.13%, 05/15/29 (Call 02/15/29)(b)	600	669,300
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(b)	600	604,500
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(b)	850	869,816
6.50%, 10/13/26(b)	400	439,325
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)(c)	800	788,000
5.50%, 03/18/31 (Call 03/18/30)	900	879,750
5.88%, 03/27/24 (Call 02/27/24)	1,200	1,233,000
6.50%, 09/27/28 (Call 06/27/28)	800	846,000
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(c)(f)	600	572,520
4.50%, 11/16/29 (Call 11/16/25)(f)	400	373,000
		10,657,398
South Korea — 3.9%
Hana Bank, 1.25%, 12/16/26(b)	400	385,792
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(g)(h)	800	821,150
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(b)(g)(h)	400	402,325
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	400	382,304

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
3.75%, 03/05/23(b)	$400	$409,152
Kia Corp., 3.00%, 04/25/23(b)	400	407,132
Kookmin Bank
1.38%, 05/06/26(b)	400	388,728
1.75%, 05/04/25(b)	600	594,780
2.50%, 11/04/30(b)	400	380,604
2.88%, 03/25/23(b)	200	203,154
4.35%, (Call 07/02/24)(b)(g)(h)	200	207,288
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(b)	800	795,150
Korea Electric Power Corp.
1.13%, 06/15/25(b)	400	389,825
2.50%, 06/24/24(b)	400	408,436
Korea Gas Corp.
2.88%, 07/16/29(b)	400	415,700
3.50%, 07/21/25(b)	400	420,450
3.50%, 07/02/26(b)	200	212,100
3.88%, 02/12/24(b)	200	209,600
6.25%, 01/20/42(b)	600	892,050
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(b)	400	413,700
Kyobo Life Insurance Co. Ltd., 3.95%, (Call 07/24/22)(b)(g)(h)	400	403,575
LG Chem Ltd.
1.38%, 07/07/26(b)	200	192,148
2.38%, 07/07/31(b)	400	379,200
3.25%, 10/15/24(b)	600	621,222
3.63%, 04/15/29(b)	200	213,412
NAVER Corp., 1.50%, 03/29/26(b)	600	580,248
NongHyup Bank
1.25%, 07/20/25(b)	400	390,176
3.88%, 07/30/23(b)	200	206,725
POSCO, 2.75%, 07/15/24(b)	800	816,150
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	400	388,104
1.96%, 04/24/25, (3 mo. LIBOR US + 1.700%)(b)(h)	400	415,700
3.88%, 11/05/23(b)	400	416,284
3.88%, 03/24/26(b)	200	210,756
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	400	388,540
2.88%, (Call 05/12/26)(b)(g)(h)	200	195,900
3.34%, 02/05/30 (Call 02/05/25)(b)(c)(h)	600	609,300
5.88%, (Call 08/13/23)(b)(g)(h)	400	419,450
SK Battery America Inc., 2.13%, 01/26/26(b)	600	579,060
SK Hynix Inc.
1.00%, 01/19/24(b)	200	195,952
1.50%, 01/19/26(b)(c)	800	769,968
2.38%, 01/19/31(b)	700	648,550
3.00%, 09/17/24(b)	600	611,322
SK Innovation Co. Ltd., 4.13%, 07/13/23(b)	200	205,190
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	400	410,472
Woori Bank
0.75%, 02/01/26(b)	400	379,124
2.00%, 01/20/27(f)	200	197,975
4.25%, (Call 10/04/24)(b)(g)(h)	600	619,125
4.75%, 04/30/24(b)	400	423,075
5.25%, (Call 05/16/22)(b)(g)(h)	400	403,700
		21,029,823
Supranational — 0.3%
African Export-Import Bank (The), 2.63%, 05/17/26 (Call 04/17/26)(b)	600	590,175
Security	Par (000)	Value

Supranational (continued)
Eastern & Southern African Trade & Development Bank (The)
4.13%, 06/30/28(b)	$600	$588,911
4.88%, 05/23/24(b)	600	614,736
		1,793,822
Switzerland — 0.1%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(b)	600	540,000

Taiwan — 2.4%
Competition Team Technologies Ltd., 3.75%, 03/12/24(b)	600	622,800
Formosa Group Cayman Ltd., 3.38%, 04/22/25(b)	1,000	1,029,250
Foxconn Far East Ltd.
1.63%, 10/28/25(b)	800	773,240
2.50%, 10/28/30(b)	600	585,300
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(c)	1,000	982,200
2.50%, 10/25/31 (Call 07/25/31)	1,200	1,180,824
3.13%, 10/25/41 (Call 04/25/41)	1,000	999,780
3.25%, 10/25/51 (Call 04/25/51)(c)	1,000	1,015,850
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	800	764,368
1.00%, 09/28/27 (Call 07/28/27)(b)	800	744,376
1.25%, 04/23/26 (Call 03/23/26)(b)	1,200	1,158,648
1.38%, 09/28/30 (Call 06/28/30)(b)	1,200	1,089,588
1.75%, 04/23/28 (Call 02/23/28)(b)	800	769,224
2.25%, 04/23/31 (Call 01/23/31)(b)	1,600	1,543,120
		13,258,568
Thailand — 2.3%
Amipeace Ltd., 2.25%, 10/22/30(b)	200	192,072
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(f)(h)	600	582,162
3.47%, 09/23/36 (Call 09/23/31)(b)(h)	400	388,108
3.73%, 09/25/34 (Call 09/25/29)(b)(h)	1,200	1,199,100
4.05%, 03/19/24(b)	600	626,925
4.45%, 09/19/28(b)(c)	600	669,300
5.00%, 10/03/23(b)	200	210,663
5.00%, (Call 09/23/25)(b)(g)(h)	1,000	1,017,687
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(b)	600	592,237
4.30%, 03/18/51 (Call 09/18/50)(b)	600	629,832
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26)(b)(h)	1,000	983,625
5.28%, (Call 10/14/25)(b)(g)(h)	400	411,075
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(b)(g)(h)	600	593,250
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)	600	567,113
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(b)	400	399,950
3.90%, 12/06/59(b)(c)	600	599,586
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(b)	400	406,200
3.90%, 02/11/24(b)	600	623,737
4.40%, 02/11/29(b)	400	445,700
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	600	492,863
3.75%, 06/18/50(b)	400	340,420
5.38%, 11/20/48(b)(c)	600	642,862
		12,614,467

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(b)	$400	$430,450

Turkey — 3.4%
Akbank TAS
5.13%, 03/31/25(b)	600	574,500
6.80%, 02/06/26(b)	600	597,000
6.80%, 06/22/31 (Call 06/22/26)(b)(h)	400	376,075
7.20%, 03/16/27 (Call 03/16/22)(b)(h)	400	398,825
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(b)	600	576,000
Arcelik AS, 5.00%, 04/03/23(b)	400	403,950
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(f)	600	503,070
Coca-Cola Icecek AS, 4.50%, 01/20/29(f)	400	400,500
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(b)	600	604,050
6.50%, 03/11/25 (Call 12/11/24)(b)	800	822,120
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(b)	700	710,194
QNB Finansbank AS, 6.88%, 09/07/24(b)	600	628,800
Turk Telekomunikasyon AS
4.88%, 06/19/24(b)	400	396,000
6.88%, 02/28/25(b)	600	611,362
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(b)	400	397,325
5.80%, 04/11/28 (Call 01/11/28)(b)	600	580,500
Turkiye Garanti Bankasi AS
5.88%, 03/16/23(b)	400	406,575
6.13%, 05/24/27 (Call 05/24/22)(b)(h)	800	793,650
Turkiye Is Bankasi AS
6.13%, 04/25/24(b)	1,200	1,196,160
7.00%, 06/29/28 (Call 06/29/23)(b)(h)	400	393,325
7.75%, 01/22/30 (Call 01/22/25)(b)(h)	700	696,412
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(b)	600	586,988
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(b)	800	824,150
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(b)	600	569,363
6.50%, 01/08/26(b)	800	780,000
8.13%, 03/28/24(b)	600	619,800
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(b)	600	570,675
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(b)	400	399,000
6.10%, 03/16/23(b)	400	405,825
7.88%, 01/22/31 (Call 01/22/26)(b)(h)	400	394,000
8.25%, 10/15/24(b)	600	625,987
13.88%, (Call 01/15/24)(b)(g)(h)	800	880,900
		18,723,081
Ukraine — 0.5%
DTEK Finance PLC, 7.00%, (5.00% PIK), 12/31/27 (Call 02/28/22)(b)(i)	1,478	739,938
Metinvest BV
7.75%, 10/17/29(b)	600	513,000
8.50%, 04/23/26 (Call 01/23/26)(b)	400	352,400
MHP Lux SA, 6.95%, 04/03/26(b)	800	708,900
MHP SE, 7.75%, 05/10/24(b)	400	362,075
		2,676,313
United Arab Emirates — 4.5%
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(b)	400	411,450
Security	Par (000)	Value

United Arab Emirates (continued)
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	$600	$578,250
3.88%, 05/06/24(b)	200	208,663
4.00%, 10/03/49(b)	200	220,975
4.38%, 04/23/25(b)	600	643,050
4.38%, 06/22/26(b)	400	434,528
4.88%, 04/23/30(b)	600	695,550
6.50%, 10/27/36(b)	300	414,712
Abu Dhabi National Energy Company PJSC, 3.40%, 04/29/51 (Call 10/29/50)(b)	400	406,000
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	400	410,575
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(b)(g)(h)	400	421,950
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(b)	200	209,225
Aldar Sukuk Ltd., 4.75%, 09/29/25(b)	200	214,787
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(b)	400	416,575
BOS Funding Ltd., 4.00%, 09/18/24(b)	400	407,075
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(b)(g)(h)	400	412,000
DIB Sukuk Ltd.
1.96%, 06/22/26(b)	400	391,000
2.95%, 02/20/25(b)	400	407,500
2.95%, 01/16/26(b)	600	609,600
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(b)(g)(h)	400	421,000
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(b)(g)(h)	600	606,750
EI Sukuk Co. Ltd., 1.83%, 09/23/25(b)	400	395,500
Emaar Sukuk Ltd.
3.64%, 09/15/26(b)	600	613,425
3.70%, 07/06/31(b)	200	201,250
3.88%, 09/17/29(b)	200	204,288
EMG Sukuk Ltd., 4.56%, 06/18/24 (b)	400	416,500
Emirates NBD Bank PJSC
1.64%, 01/13/26(b)	600	588,000
4.25%, (Call 02/27/27)(b)(g)(h)	200	201,500
6.13%, (Call 03/20/25)(b)(g)(h)	600	624,000
6.13%, (Call 04/09/26)(b)(g)(h)	400	424,950
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(b)	200	208,038
Esic Sukuk Ltd., 3.94%, 07/30/24(b)	200	202,825
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(b)	400	388,500
2.50%, 01/21/25(b)	200	203,000
3.63%, 03/05/23(b)	200	204,500
3.88%, 01/22/24(b)	400	416,500
First Abu Dhabi Bank PJSC
1.13%, 07/08/24, (3 mo. LIBOR US + 0.900%)(b)(h)	600	601,500
4.50%, (Call 04/05/26)(b)(g)(h)	600	617,250
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	391	385,980
2.16%, 03/31/34(b)	1,000	958,000
2.63%, 03/31/36(b)	800	751,000
2.94%, 09/30/40(b)	1,200	1,142,400
3.25%, 09/30/40(b)	600	573,750
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(b)	600	614,175
MAF Global Securities Ltd.
4.75%, 05/07/24(b)	400	420,000
5.50%, (Call 09/07/22)(b)(g)(h)	400	401,325
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	200	209,912
4.64%, 05/14/29(b)	200	217,475

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
Mashreqbank PSC, 4.25%, 02/26/24(b)	$400	$414,325
National Central Cooling Co. PJSC, 2.50%, 10/21/27(b)	200	192,000
Noor Sukuk Co. Ltd., 4.47%, 04/24/23(b)	200	206,000
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(f)	200	201,500
Rakfunding Cayman Ltd., 4.13%, 04/09/24(b)	200	209,350
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	400	513,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 03/18/22)(b)	400	306,000
SIB Sukuk Co. III Ltd.
2.85%, 06/23/25(b)	200	203,100
4.23%, 04/18/23(b)	200	206,038
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(f)	400	385,300
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(b)	200	221,500
		24,184,871
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(b)	750	687,563

Zambia — 1.1%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 02/07/22)(b)	800	813,750
6.88%, 03/01/26 (Call 02/07/22)(b)	1,050	1,084,125
6.88%, 10/15/27 (Call 10/15/23)(b)	1,600	1,700,000
7.25%, 04/01/23 (Call 02/07/22)(b)	700	705,687
7.50%, 04/01/25 (Call 02/07/22)(b)	1,400	1,431,500
		5,735,062
Total Corporate Bonds & Notes — 96.9%
(Cost: $540,115,722)		525,514,802

Foreign Government Obligations(a)

Nigeria — 0.4%
Africa Finance Corp.
3.13%, 06/16/25(b)	800	814,000
3.75%, 10/30/29(b)	400	407,000
3.88%, 04/13/24(b)	400	414,048
4.38%, 04/17/26(b)	600	638,250
		2,273,298
South Korea — 0.2%
Industrial Bank of Korea
0.63%, 09/17/24(f)	200	194,874
1.04%, 06/22/25(b)	400	388,680
Korea Expressway Corp., 1.13%, 05/17/26(b)	400	386,172
Korea Hydro & Nuclear Power Co. Ltd., 1.25%, 04/27/26(b)	400	386,204
		1,355,930
Supranational — 0.5%
African Export-Import Bank (The)
3.80%, 05/17/31 (Call 02/17/31)(b)	600	596,250
Security	Par/ Shares (000)	Value

Supranational (continued)
3.99%, 09/21/29 (Call 06/23/29)(b)	$800	$812,000
4.13%, 06/20/24(b)	600	624,000
5.25%, 10/11/23(b)	600	633,000
		2,665,250
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(b)	400	371,000

Total Foreign Government Obligations — 1.2%
(Cost: $6,750,377)		6,665,478

Short-Term Investments

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(k)(l)(m)	42,913	42,925,747
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(k)(l)	6,497	6,497,000
		49,422,747
Total Short-Term Investments — 9.1%
(Cost: $49,419,425)		49,422,747

Total Investments in Securities — 107.2%
(Cost: $596,285,524)		581,603,027

Other Assets, Less Liabilities — (7.2)%		(38,985,438)

Net Assets — 100.0%		$542,617,589

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	All or a portion of this security is on loan.
(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Perpetual security with no stated maturity date.

(h)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates. (j) Zero-coupon bond.

(k)	Affiliate of the Fund.

(l)	Annualized 7-day yield as of period end.

(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$41,898,642	$1,035,727	(a)	$—	$(5,387)	$(3,235)	$42,925,747	42,913	$42,938	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,007,000	490,000	(a)	—	—	—	6,497,000	6,497	51		—
					$(5,387)	$(3,235)	$49,422,747		$42,989		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$525,514,802	$—	$525,514,802
Foreign Government Obligations	—	6,665,478	—	6,665,478
Money Market Funds	49,422,747	—	—	49,422,747
	$49,422,747	$532,180,280	$—	$581,603,027

Portfolio Abbreviations - Equity

JSC	Joint Stock Company

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Public Joint Stock Company